Prepayments and Other Current Assets	12 Months Ended
Mar. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Other Current Assets
9 PREPAYMENTS AND OTHER CURRENT ASSETS
Prepayments and other current assets consist of the following:

	As of March 31,
	2019	2020
	RMB	RMB
Receivables from third-party payment service providers (1)	84,638	28,703
Receivables of technology service	12,692	20,460
Other prepaid expenses	14,263	15,987
VAT receivables	13,194	12,187
Deposits	5,325	6,699
Receivables of financing facilitation service	5,636	4,054
Prepaid promotion fees	18,386	3,468
Interest receivable	2,436	735
Employee loans and advances	948	634
Others	3,731	6,181

	161,249	99,108

(1)
Receivables from third party payment service providers represent cash due from the Group’s third party on-line
payment service providers in relation to their processing of payments to the Group. As of March 31, 2019 and 2020, no allowance for doubtful accounts was provided for these receivables.